UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	2/28/2010
Date of reporting period:	5/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2010 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Consumer Discretionary--12.4%
Abercrombie & Fitch, Cl. A	22,560	808,325
Amazon.com	16,290 a	2,043,743
Autoliv	29,010 b	1,377,975
Carnival	34,030	1,232,907
Dick's Sporting Goods	34,580 a	985,876
Home Depot	42,760	1,447,854
Macy's	39,100	868,411
NetFlix	14,600 a,b	1,622,790
News, Cl. A	92,150	1,216,380
Nordstrom	30,240	1,200,528
Omnicom Group	34,390	1,305,101
Staples	81,090	1,745,057
Target	51,220	2,793,027
Tiffany & Co.	21,140	960,390
		19,608,364
Consumer Staples--15.7%
Clorox	27,960	1,756,447
Costco Wholesale	27,900	1,625,175
Dr. Pepper Snapple Group	40,550	1,535,223
Energizer Holdings	32,700 a	1,837,413
Estee Lauder, Cl. A	15,880	925,328
Kraft Foods, Cl. A	58,280	1,666,808
Kroger	58,620	1,180,021
PepsiCo	80,200	5,043,778
Philip Morris International	85,330	3,764,760
Procter & Gamble	68,300	4,172,447
Whole Foods Market	34,810 a	1,407,368
		24,914,768
Energy--4.6%
Cameron International	33,210 a	1,202,202

EOG Resources	12,580	1,318,887
Halliburton	32,470	806,230
Newfield Exploration	28,540 a	1,485,792
Noble Energy	13,360	794,786
Occidental Petroleum	19,550	1,613,071
		7,220,968
Financial--4.1%
American Express	20,790	828,897
Genworth Financial, Cl. A	69,490 a	1,083,349
Prudential Financial	19,820	1,143,812
State Street	29,020	1,107,693
T. Rowe Price Group	46,550	2,305,156
		6,468,907
Health Care--16.4%
Alexion Pharmaceuticals	19,670 a	984,090
Allergan	26,770	1,611,286
AmerisourceBergen	58,390	1,826,439
Amgen	49,320 a	2,553,790
Amylin Pharmaceuticals	46,560 a	769,171
Cerner	19,420 a	1,625,648
Covidien	29,430	1,247,537
Dendreon	22,350 a,b	969,990
Edwards Lifesciences	25,480 a	1,287,504
Express Scripts	21,920 a	2,205,152
Genzyme	17,150 a	834,348
Hospira	17,470 a	909,488
Human Genome Sciences	32,700 a,b	809,652
Illumina	24,770 a,b	1,041,331
Merck & Co.	71,060	2,394,011
Pfizer	68,470	1,042,798
Shire, ADR	13,190	807,360
Thermo Fisher Scientific	20,930 a	1,089,616
Warner Chilcott, Cl. A	46,090 a	1,065,601
Zimmer Holdings	17,100 a	956,403
		26,031,215
Industrial--9.1%
Caterpillar	43,090 b	2,618,148

Cummins	25,370	1,724,653
Dover	35,610	1,598,533
Ingersoll-Rand	42,420	1,582,690
Norfolk Southern	28,920	1,632,823
Rockwell Collins	23,360	1,362,822
Tyco International	41,990	1,519,618
United Technologies	35,120	2,366,386
		14,405,673
Information Technology--31.8%
Agilent Technologies	37,130 a	1,201,527
Amphenol, Cl. A	36,970	1,567,528
Apple	33,750 a	8,679,150
BMC Software	47,680 a	1,764,637
Cisco Systems	202,050 a	4,679,478
Dolby Laboratories, Cl. A	28,380 a	1,873,364
EMC	46,100 a	858,382
Equinix	8,360 a	769,204
Google, Cl. A	9,540 a	4,628,617
Hewlett-Packard	84,840	3,903,488
Informatica	52,280 a	1,348,824
Microsoft	251,410	6,486,378
Oracle	179,470	4,050,638
Research In Motion	26,320 a	1,597,624
Salesforce.com	19,660 a	1,701,180
Teradata	61,580 a	1,966,865
Trimble Navigation	49,920 a	1,434,202
VMware, Cl. A	26,320 a	1,742,647
		50,253,733
Materials--3.7%
Air Products & Chemicals	32,560	2,248,594
Celanese, Ser. A	42,380	1,215,035
Pactiv	31,840 a	909,987
Steel Dynamics	99,020	1,452,623
		5,826,239
Total Common Stocks
(cost $134,691,460)		154,729,867

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,639,000)	3,639,000 [c]	3,639,000

Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,311,043)	5,311,043 [c]	5,311,043

Total Investments (cost $143,641,503)	103.5%	163,679,910
Liabilities, Less Cash and Receivables	(3.5%)	(5,573,145)
Net Assets	100.0%	158,106,765

ADR - American Depository Receipts

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $143,641,503.

Net unrealized appreciation on investments was $20,038,407 of which $23,569,153 related to appreciated investment securities and $3,530,746 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	150,946,908	-	-	150,946,908
Equity Securities - Foreign+	3,782,959	-	-	3,782,959
Mutual Funds	8,950,043	-	-	8,950,043

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

                        (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)